Revenues	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
Note 2: Revenues
Revenues by type and geography
The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 3).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Three months ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Recurring	667	656	340	322	167	167	155	152	-	-	(6)	(6)	1,323	1,291
Transactions	38	44	52	51	62	50	39	36	-	-	-	-	191	181
Global Print	-	-	-	-	-	-	-	-	133	142	-	-	133	142
Total	705	700	392	373	229	217	194	188	133	142	(6)	(6)	1,647	1,614

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Six months ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Recurring	1,339	1,309	666	638	343	349	310	307	-	-	(12)	(12)	2,646	2,591
Transactions	80	89	161	146	168	121	59	57	-	-	-	-	468	413
Global Print	-	-	-	-	-	-	-	-	271	284	-	-	271	284
Total	1,419	1,398	827	784	511	470	369	364	271	284	(12)	(12)	3,385	3,288

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Three months ended June 30,	2023	2022 (1)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

U.S.	573	565	319	305	171	169	26	28	99	102	(6)	(6)	1,182	1,163
Canada (country of domicile)	20	17	2	2	11	12	1	1	17	19	-	-	51	51
Other	8	8	19	16	36	26	2	2	3	4	-	-	68	56
Americas (North America, Latin America, South America)	601	590	340	323	218	207	29	31	119	125	(6)	(6)	1,301	1,270

U.K.	62	65	28	28	6	6	125	119	8	8	-	-	229	226
Other	16	16	12	12	-	-	27	24	2	3	-	-	57	55
EMEA (Europe, Middle East and Africa)	78	81	40	40	6	6	152	143	10	11	-	-	286	281
Asia Pacific	26	29	12	10	5	4	13	14	4	6	-	-	60	63
Total	705	700	392	373	229	217	194	188	133	142	(6)	(6)	1,647	1,614

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Six months ended June 30,	2023	2022 (1)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

U.S.	1,153	1,129	682	650	400	375	52	58	204	205	(12)	(12)	2,479	2,405
Canada (country of domicile)	40	34	4	4	22	22	2	2	30	36	-	-	98	98
Other	15	16	38	30	69	56	4	4	7	8	-	-	133	114

Americas (North America, Latin America, South America)	1,208	1,179	724	684	491	453	58	64	241	249	(12)	(12)	2,710	2,617

U.K.	130	131	54	55	10	10	232	221	16	16	-	-	442	433
Other	25	32	22	26	-	-	53	51	3	6	-	-	103	115
EMEA (Europe, Middle East and Africa)	155	163	76	81	10	10	285	272	19	22	-	-	545	548
Asia Pacific	56	56	27	19	10	7	26	28	11	13	-	-	130	123
Total	1,419	1,398	827	784	511	470	369	364	271	284	(12)	(12)	3,385	3,288

(1)	The Company reclassified $7 million and $14 million, respectively, of revenues from Asia Pacific to the U.S. for the three and six months ended June 30, 2022.